Subsequent events	12 Months Ended
Oct. 31, 2021
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Subsequent events

Note 32 Subsequent events
On November 5, 2021, we issued 750 thousand of Non-Cumulative 5-Year Fixed Rate Reset First Preferred Shares, Series BT (Preferred Shares Series BT) to certain institutional investors, at a price of $1,000 per share. The Preferred Shares Series BT will bear interest at a fixed rate of 4.2% per annum until February 24, 2027
, payable semi-annually, and thereafter, at a rate per annum, reset every fifth year, equal to the 5-year Government of Canada Yield plus

2.71%.